NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 6. - NOTES PAYABLE

Notes payable consisted of the following as of:

	December 31,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Notes dated March 22, 2012 and April 13, 2012	50,000	-
	617,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$617,000	$425,000

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same related party in the amounts of $15,000 and $10,000, respectively. The notes were fully paid in June 2012 together with accrued interest at 10% since issuance.

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest.

Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the original amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. In December 2011 the note was amended and the principal was reduced by a cash payment of $50,000 and $100,000 of the note was exchanged for $115,000 of a portion of the Convertible Notes issued December 14, 2011 so that the remaining principal balance under the note was $87,000 as of December 31, 2011. The note amendment also provided for principal payments together with accrued interest to be due as follows: $50,000 on May 1, 2012 and $37,000 on January 1, 2013, the maturity date. The Company made only $10,000 of the May 1, 2012 principal installment, leaving a remaining balance of $77,000 as of December 31, 2012. On January 18, 2013 the note was paid in full together with accrued interest.

Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest, which were due on July 1, 2012 have not been paid as of December 31, 2012. The outstanding principal on this note was $350,000 as of December 31, 2012 and 2011. In January 2013 the Company repaid $175,000 of note principal and all accrued interest; the balance of $175,000 was replaced by a new note which is unsecured, bears interest at 5% and matures July 1, 2014 or sooner if the Company receives license revenue or financing of at least $1,500,000 prior to maturity.

Notes Dated March 22, 2012 and April 13, 2012 (secured) - On March 22, 2012 and April 13, 2012, the Company issued two notes in the amount of $25,000 each. The notes bear interest at an annual rate of 15%. Principal and accrued interest, originally due on October 1, 2012, were paid in full on January 22, 2013. As of December 31, 2012, the outstanding principal on these notes is $50,000. The notes were secured by all assets of the Company and its subsidiaries. An officer of the Company is the managing member of the lender. On January 22, 2013 both notes were paid in full together with accrued interest.